Income Taxes - Loss from Operations Before Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Noncontrolling Interest [Abstract]
Domestic	$ (91,261)	$ (55,889)	$ (40,106)
Foreign	4,111	(2,227)	882
Loss before income tax benefit (expense) and loss from equity method investment	$ (87,150)	$ (58,116)	$ (39,224)